Defined Contribution Plan	6 Months Ended	9 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Retirement Benefits [Abstract]
Defined Contribution Plan

NOTE 9 – Defined Contribution Plan

The Company adopted a 401(k) defined contribution plan (the "401K Plan") on January 1, 2017, which was amended and restated on March 1, 2018 (the "Restatement"), for all employees over age 21. Employees can defer up to 100% of their compensation through payroll withholdings into the 401K Plan subject to federal law limits. The Company began matching in the fourth quarter of 2017 on deferrals at 100% of deferrals up to 3% of one's contributions and 50% on deferrals over 3%, but not exceeding 5% of one's contributions up through the Restatement. The Company's matching contributions to employee deferrals became discretionary after the Restatement. The Company may also make discretionary profit sharing contributions under the 401K Plan in the future, but it has not done so through March 31, 2019.

Employee contributions and any employer matching contributions made to satisfy certain non-discrimination tests required by the Internal Revenue Code are 100% vested upon contribution. Discretionary employer matches to employee deferrals vest over a six year period beginning on the second anniversary of an employee's date of hire. Discretionary profit sharing contributions vest over a five year period beginning on the first anniversary of an employee's date of hire. The amount of matching contributions made during the three and six month periods ended March 31, 2019 was zero and a benefit reduction of $(4,359), respectively. The amount of matching contributions made during the three and six month periods ended March 31, 2018 was zero and $27,000, respectively.

NOTE 12 - Defined Contribution Plan

The Company adopted a 401(k) defined contribution plan (the "401K Plan") on January 1, 2017, which was amended and restated on March 1, 2018 (the "Restatement"), for all employees over age 21. Employees can defer up to 100% of their compensation through payroll withholdings into the 401K Plan subject to federal law limits. The Company began matching in the fourth quarter of 2017 on deferrals at 100% of deferrals up to 3% of one's contributions and 50% on deferrals over 3%, but not exceeding 5% of one's contributions up through the Restatement. The Company's matching contributions to employee deferrals became discretionary after the Restatement. The Company may also make discretionary profit sharing contributions under the 401K Plan in the future, but it has not done so through September 30, 2018.

Employee contributions and any employer matching contributions made to satisfy certain non-discrimination tests required by the Internal Revenue Code are 100% vested upon contribution. Discretionary employer matches to employee deferrals vest over a six year period beginning on the second anniversary of an employee's date of hire. Discretionary profit sharing contributions vest over a five year period beginning on the first anniversary of an employee's date of hire. The amount of matching contributions made during the nine month transition period ended September 30, 2018 and the year ended December 31, 2017 was $7,779 and $27,000, respectively.